Business Combination (Details) $ / shares in Units, $ in Thousands	Jan. 29, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Jan. 28, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Reverse Recapitalization [Line Items]
Exchange ratio	2.1504
Capital stock, shares authorized (in shares)	760,000,000
Common stock, shares authorized (in shares)	750,000,000	750,000,000		750,000,000	19,600,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of shares issued (PIPE shares)	37,500,000
Share price (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price in private placement | $	$ 375,000
Increase in cash and cash equivalents as a result of the Business Combination | $	435,239
Gross proceeds from the PIPE | $	$ 375,000
Common stock | Convertible Debt
Reverse Recapitalization [Line Items]
Shares issued upon conversion (in shares)	3,242,000
Public Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		10,500,000	10,000,000
Private Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		2,750,000	3,250,000